UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2015

MFS® GLOBAL MULTI-ASSET FUND

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 45.8%
Asset-Backed & Securitized - 2.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49		$62,408	$64,438
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		30,000	31,010
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48		30,955	32,337
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/39		32,000	32,919
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39		41,626	42,517
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		25,000	25,889
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48		40,000	41,270
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49		63,042	65,390
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.961%, 6/15/49		40,577	42,010
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49		30,000	31,155
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.149%, 2/15/51		47,940	50,089
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48		35,606	36,635

			$495,659
Automotive - 0.3%
General Motors Co., 5.2%, 4/01/45		$19,000	$17,830
General Motors Financial Co., Inc., 3.45%, 4/10/22		11,000	10,581
Lear Corp., 5.375%, 3/15/24		5,000	5,000
Lear Corp., 5.25%, 1/15/25		10,000	9,800
Renault S.A., 3.625%, 9/19/18	EUR	15,000	17,794
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	10,000	10,224
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/49	EUR	6,000	5,262

			$76,491
Biotechnology - 0.2%
Life Technologies Corp., 6%, 3/01/20		$32,000	$36,542

Broadcasting - 0.1%
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	10,000	$11,456

Building - 0.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$22,000	$22,550
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		21,000	22,365
Mohawk Industries, Inc., 6.125%, 1/15/16		19,000	19,253
Owens Corning, Inc., 4.2%, 12/15/22		4,000	4,053

			$68,221
Business Services - 0.2%
Fidelity National Information Services, Inc., 3.875%, 6/05/24		$25,000	$23,793
Fiserv, Inc., 2.7%, 6/01/20		22,000	22,173
MSCI, Inc., 5.75%, 8/15/25 (n)		5,000	5,038

			$51,004
Cable TV - 0.6%
CCO Safari II LLC, 6.384%, 10/23/35 (n)		$8,000	$8,094
Comcast Corp., 4.65%, 7/15/42		16,000	16,451
Cox Communications, Inc., 3.25%, 12/15/22 (n)		12,000	11,401
NBCUniversal Media LLC, 5.15%, 4/30/20		56,000	63,210
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	10,000	8,409
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		$35,000	35,022
Time Warner Cable, Inc., 4.5%, 9/15/42		5,000	3,953

			$146,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - 0.2%
CF Industries, Inc., 5.15%, 3/15/34		$28,000	$26,973
LyondellBasell Industries N.V., 4.625%, 2/26/55		20,000	16,962

			$43,935
Computer Software - 0.0%
VeriSign, Inc., 4.625%, 5/01/23		$5,000	$4,863

Computer Software - Systems - 0.6%
Apple, Inc., 3.05%, 7/31/29	GBP	100,000	$149,285

Conglomerates - 0.0%
Roper Industries, Inc., 1.85%, 11/15/17		$5,000	$5,007

Consumer Products - 0.1%
Newell Rubbermaid, Inc., 4%, 12/01/24		$11,000	$11,183

Consumer Services - 0.1%
Service Corp. International, 5.375%, 5/15/24		$16,000	$16,660

Containers - 0.3%
Ball Corp., 5%, 3/15/22		$5,000	$5,013
Ball Corp., 4%, 11/15/23		7,000	6,545
Ball Corp., 5.25%, 7/01/25		5,000	4,928
Rexam PLC, 6.75% to 6/29/17, FRN to 6/29/67	EUR	50,000	55,730

			$72,216
Electrical Equipment - 0.0%
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)		$5,000	$4,872

Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$11,000	$11,114

Emerging Market Quasi-Sovereign - 0.3%
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		$45,000	$43,594
Petroleos Mexicanos, 3.125%, 1/23/19		12,000	11,745
Petroleos Mexicanos, 5.5%, 1/21/21		20,000	21,029

			$76,368
Emerging Market Sovereign - 0.6%
Republic of Indonesia, 7.875%, 4/15/19	IDR	596,000,000	$38,633
Republic of Turkey, 8%, 2/14/34		$20,000	24,150
United Mexican States, 6.5%, 6/10/21	MXN	1,400,000	86,720

			$149,503
Energy - Independent - 0.1%
Cimarex Energy Co., 4.375%, 6/01/24		$15,000	$14,604
Concho Resources, Inc., 6.5%, 1/15/22		15,000	14,775

			$29,379
Financial Institutions - 0.4%
CIT Group, Inc., 3.875%, 2/19/19		$32,000	$31,820
General Electric Capital Corp., 3.1%, 1/09/23		31,000	31,697
Icahn Enterprises LP, 5.875%, 2/01/22		23,000	23,144
International Lease Finance Corp., 7.125%, 9/01/18 (n)		13,000	14,299

			$100,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 0.3%
Constellation Brands, Inc., 4.25%, 5/01/23		$20,000	$19,925
J.M. Smucker Co., 2.5%, 3/15/20 (n)		27,000	27,082
J.M. Smucker Co., 4.375%, 3/15/45 (n)		2,000	1,922
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (n)		5,000	4,600
Kraft Heinz Co., 5%, 7/15/35 (n)		3,000	3,134
Tyson Foods, Inc., 5.15%, 8/15/44		3,000	3,147
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		5,000	5,136
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		6,000	6,249

			$71,195
Food & Drug Stores - 0.3%
CVS Health Corp., 3.375%, 8/12/24		$16,000	$16,077
CVS Health Corp., 4.875%, 7/20/35		4,000	4,197
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		39,000	39,526
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34		13,000	12,324

			$72,124
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$25,000	$28,014

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$11,000	$11,955

Insurance - 0.4%
American International Group, Inc., 3.75%, 7/10/25		$17,000	$17,264
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	50,000	60,116
UnumProvident Corp., 6.85%, 11/15/15 (n)		$20,000	20,116

			$97,496
Insurance - Health - 0.1%
UnitedHealth Group, Inc., 2.7%, 7/15/20		$18,000	$18,418

Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		$40,000	$39,450
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		6,000	6,133

			$45,583
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 11/23/41		$20,000	$19,713
Statoil A.S.A., FRN, 0.61%, 5/15/18		11,000	10,906

			$30,619
International Market Sovereign - 13.7%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	188,000	$156,781
Federal Republic of Germany, 6.25%, 1/04/30	EUR	5,000	9,613
Federal Republic of Germany, 2.5%, 7/04/44	EUR	41,000	59,088
Government of Canada, 4.25%, 6/01/18	CAD	81,000	66,626
Government of Canada, 3.25%, 6/01/21	CAD	12,000	10,123
Government of Canada, 2.5%, 6/01/24	CAD	76,000	62,368
Government of Canada, 5.75%, 6/01/33	CAD	53,000	61,427
Government of Canada, 4%, 6/01/41	CAD	17,000	17,140
Government of Japan, 2%, 3/20/52	JPY	3,000,000	28,698
Government of Japan, 1.1%, 6/20/20	JPY	26,100,000	228,200
Government of Japan, 2.1%, 9/20/24	JPY	15,850,000	153,576
Government of Japan, 2.2%, 9/20/27	JPY	19,250,000	192,133

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 1.5%, 3/20/34	JPY	18,000,000	$162,241
Government of Japan, 2.4%, 3/20/37	JPY	6,200,000	63,274
Government of Japan, 1.8%, 3/20/43	JPY	6,200,000	57,038
Government of New Zealand, 5.5%, 4/15/23	NZD	181,000	135,244
Government of Norway, 3.75%, 5/25/21	NOK	668,000	90,261
Government of Norway, 3%, 3/14/24	NOK	397,000	52,590
Kingdom of Belgium, 4%, 3/28/32	EUR	39,000	59,559
Kingdom of Denmark, 1.5%, 11/15/23	DKK	184,000	29,572
Kingdom of Spain, 5.4%, 1/31/23	EUR	22,000	31,196
Kingdom of Spain, 5.5%, 7/30/17	EUR	122,000	149,624
Kingdom of Spain, 4.6%, 7/30/19	EUR	174,000	223,747
Kingdom of Spain, 5.15%, 10/31/28	EUR	32,000	47,224
Kingdom of Sweden, 3.5%, 6/01/22	SEK	220,000	31,782
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	32,000	54,511
Republic of France, 6%, 10/25/25	EUR	53,000	88,347
Republic of France, 4.75%, 4/25/35	EUR	15,000	25,523
Republic of France, 4.5%, 4/25/41	EUR	28,000	48,733
Republic of Ireland, 5.4%, 3/13/25 (e)	EUR	16,000	24,465
Republic of Italy, 5.25%, 8/01/17	EUR	219,000	267,519
Republic of Italy, 3.75%, 3/01/21	EUR	120,000	153,938
Republic of Italy, 5.5%, 9/01/22	EUR	96,000	136,952
Republic of Italy, 4.75%, 9/01/28	EUR	32,000	46,394
Republic of Italy, 5%, 9/01/40	EUR	18,000	28,293
United Kingdom Treasury, 5%, 3/07/18	GBP	32,000	53,583
United Kingdom Treasury, 4.25%, 12/07/27	GBP	17,000	32,285
United Kingdom Treasury, 4.25%, 3/07/36	GBP	35,000	68,871
United Kingdom Treasury, 3.25%, 1/22/44	GBP	30,000	52,516
United Kingdom Treasury, 3.75%, 7/22/52	GBP	13,000	26,034

			$3,287,089
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/20	CAD	8,000	$5,940
Province of Manitoba, 4.15%, 6/03/20	CAD	7,000	5,875

			$11,815
Major Banks - 1.7%
Bank of America Corp., 7.625%, 6/01/19		$25,000	$29,423
Bank of America Corp., 3.95%, 4/21/25		7,000	6,810
Bank of America Corp., 3.875%, 8/01/25		21,000	21,292
Bank of America Corp., FRN, 6.1%, 12/29/49		8,000	7,800
Bank of America Corp., FRN, 5.2%, 12/31/49		3,000	2,799
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	50,000	65,787
Goldman Sachs Group, Inc., 2.75%, 9/15/20		$32,000	32,163
Goldman Sachs Group, Inc., 5.75%, 1/24/22		12,000	13,772
Goldman Sachs Group, Inc., 3.5%, 1/23/25		28,000	27,556
JPMorgan Chase & Co., 4.25%, 10/15/20		27,000	28,941
JPMorgan Chase & Co., 3.125%, 1/23/25		17,000	16,407
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		12,000	12,495
Morgan Stanley, 2.2%, 12/07/18		9,000	9,084
Morgan Stanley, 3.95%, 4/23/27		24,000	23,114
Morgan Stanley, 4.3%, 1/27/45		6,000	5,702
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		25,000	27,125
Regions Financial Corp., 2%, 5/15/18		14,000	13,989
Wells Fargo & Co., 3%, 2/19/25		14,000	13,471
Wells Fargo & Co., 4.1%, 6/03/26		25,000	25,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49		$6,000	$6,143
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		12,000	12,000

			$401,094
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 3.734%, 12/15/24		$3,000	$3,054
Express Scripts Holding Co., 2.65%, 2/15/17		40,000	40,659
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		3,000	2,993
HCA, Inc., 4.75%, 5/01/23		20,000	20,070
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		10,000	9,953
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		13,000	11,879

			$88,608
Medical Equipment - 0.1%
Medtronic, Inc., 3.5%, 3/15/25		$27,000	$27,549
Zimmer Holdings, Inc., 4.25%, 8/15/35		5,000	4,680

			$32,229
Metals & Mining - 0.6%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		$17,000	$17,825
Cameco Corp., 5.67%, 9/02/19	CAD	11,000	9,204
Kinross Gold Corp., 5.95%, 3/15/24		$13,000	10,564
Plains Exploration & Production Co., 6.875%, 2/15/23		31,000	27,427
Southern Copper Corp., 6.75%, 4/16/40		11,000	9,764
Southern Copper Corp., 5.875%, 4/23/45		24,000	19,484
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	50,000	53,707

			$147,975
Midstream - 0.5%
Access Midstream Partner LP, 4.875%, 3/15/24		$10,000	$8,953
El Paso Corp., 7.75%, 1/15/32		5,000	5,256
Energy Transfer Partners LP, 4.65%, 6/01/21		27,000	26,961
Energy Transfer Partners LP, 3.6%, 2/01/23		10,000	9,003
Enterprise Products Operating LLC, 1.65%, 5/07/18		12,000	11,918
Enterprise Products Operating LLC, 3.9%, 2/15/24		6,000	5,891
Enterprise Products Operating LLC, 4.85%, 3/15/44		5,000	4,457
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		12,000	9,909
Pembina Pipeline Corp., 4.81%, 3/25/44	CAD	13,000	9,298
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)		$2,000	1,763
Sunoco Logistics Partners LP, 5.3%, 4/01/44		7,000	5,662
Williams Cos., Inc., 3.7%, 1/15/23		21,000	16,285

			$115,356
Mortgage-Backed - 1.5%
Fannie Mae, 5.198%, 2/01/16		$9,348	$9,359
Fannie Mae, 5.733%, 7/01/16		23,331	23,638
Fannie Mae, 5.05%, 1/01/17		27,513	28,432
Fannie Mae, 4.5%, 3/01/34		63,842	69,684
Fannie Mae, 5.5%, 1/01/37		10,942	12,318
Fannie Mae, 6%, 12/01/37 - 6/01/38		9,179	10,364
Fannie Mae, 4%, 2/01/41		31,071	33,228
Fannie Mae, 3.5%, 5/01/43		67,455	70,975
Freddie Mac, 3.3%, 4/25/23		50,325	53,373
Freddie Mac, 3.458%, 8/25/23		50,325	53,807

			$365,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - 0.2%
British Telecom PLC, 5.75%, 12/07/28	GBP	5,000	$9,077
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	5,000	7,142
Verizon Communications, Inc., 4.5%, 9/15/20		$5,000	5,416
Verizon Communications, Inc., 5.15%, 9/15/23		11,000	12,152
Verizon Communications, Inc., 6.4%, 9/15/33		9,000	10,310
Verizon Communications, Inc., 5.05%, 3/15/34		9,000	8,979

			$53,076
Oils - 0.0%
Valero Energy Corp., 4.9%, 3/15/45		$9,000	$8,012

Other Banks & Diversified Financials - 0.4%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$20,000	$20,600
Capital One Financial Corp., 3.2%, 2/05/25		12,000	11,456
Citigroup, Inc., 2.15%, 7/30/18		32,000	32,159
Citigroup, Inc., 8.5%, 5/22/19		14,000	16,903
Discover Bank, 4.25%, 3/13/26		8,000	8,100

			$89,218
Pharmaceuticals - 1.0%
AbbVie, Inc., 2.5%, 5/14/20		$43,000	$42,762
Actavis Funding SCS, 3.8%, 3/15/25		6,000	5,796
Actavis Funding SCS, 4.85%, 6/15/44		2,000	1,823
Bayer AG, 3% to 7/01/20, FRN to 7/01/75	EUR	20,000	21,898
Biogen, Inc., 5.2%, 9/15/45		$10,000	10,090
Celgene Corp., 1.9%, 8/15/17		13,000	13,095
Celgene Corp., 2.875%, 8/15/20		43,000	43,390
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		15,000	15,876
Gilead Sciences, Inc., 2.35%, 2/01/20		15,000	15,108
Gilead Sciences, Inc., 4.5%, 2/01/45		7,000	6,727
Gilead Sciences, Inc., 4.75%, 3/01/46		8,000	8,037
Hospira, Inc., 5.2%, 8/12/20		4,000	4,528
Mylan, Inc., 2.55%, 3/28/19		4,000	3,941
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)		27,000	25,650
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		10,000	10,183
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		12,000	11,970

			$240,874
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 5.4%, 2/01/43		$2,000	$1,100

Printing & Publishing - 0.1%
Gannett Co., Inc., 5.125%, 10/15/19		$15,000	$15,225
Moody’s Corp., 4.875%, 2/15/24		16,000	16,915

			$32,140
Real Estate - Apartment - 0.1%
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	10,000	$11,252

Real Estate - Healthcare - 0.0%
HCP, Inc., REIT, 3.875%, 8/15/24		$7,000	$6,848

Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$14,000	$13,616

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Real Estate - Other - 0.0%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25		$7,000	$6,900

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$25,000	$28,370

Retailers - 0.5%
Best Buy Co., Inc., 5.5%, 3/15/21		$19,000	$19,855
Dollar General Corp., 3.25%, 4/15/23		15,000	14,294
Gap, Inc., 5.95%, 4/12/21		30,000	32,474
Kohl’s Corp., 4.25%, 7/17/25		25,000	25,044
Limited Brands, Inc., 7%, 5/01/20		25,000	28,250

			$119,917
Supermarkets - 0.0%
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	10,000	$8,406

Supranational - 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	10,000	$7,679
International Finance Corp., 3.25%, 7/22/19	AUD	15,000	10,849

			$18,528
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	50,000	$67,069
American Tower Corp., REIT, 4.7%, 3/15/22		$4,000	4,205
American Tower Corp., REIT, 3.5%, 1/31/23		11,000	10,597
American Tower Corp., REIT, 4%, 6/01/25		25,000	24,393
Crown Castle International Corp., 5.25%, 1/15/23		18,000	19,039
T-Mobile USA, Inc., 6.25%, 4/01/21		22,000	21,923

			$147,226
Telephone Services - 0.0%
TELUS Corp., 5.05%, 7/23/20	CAD	12,000	$10,068

Tobacco - 0.5%
Altria Group, Inc., 2.85%, 8/09/22		$30,000	$29,311
Altria Group, Inc., 4%, 1/31/24		15,000	15,534
Reynolds American, Inc., 8.125%, 6/23/19 (n)		11,000	13,026
Reynolds American, Inc., 3.25%, 6/12/20		37,000	38,056
Reynolds American, Inc., 4%, 6/12/22		7,000	7,314
Reynolds American, Inc., 4.45%, 6/12/25		4,000	4,185
Reynolds American, Inc., 5.7%, 8/15/35		4,000	4,347

			$111,773
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$5,000	$5,099
ERAC USA Finance LLC, 7%, 10/15/37 (n)		35,000	43,524

			$48,623
U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 6/01/25		$36,506	$38,957
Small Business Administration, 2.22%, 3/01/33		32,275	32,221

			$71,178
U.S. Treasury Obligations - 14.6%
U.S. Treasury Bonds, 4.5%, 8/15/39		$30,000	$39,135
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24 (f)		118,601	113,159

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/25		$164,239	$157,419
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/45		69,929	60,643
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/17 (f)		135,544	135,050
U.S. Treasury Bonds, TIPS, 1.625%, 1/15/18		64,933	67,224
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/20		92,840	92,242
U.S. Treasury Bonds, TIPS, 1.125%, 1/15/21 (f)		123,281	128,109
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/23		157,929	155,191
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/24 (f)		180,015	179,145
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/25		113,948	131,129
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/25		65,414	63,720
U.S. Treasury Bonds, TIPS, 2%, 1/15/26		117,837	132,199
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/27 (f)		57,988	67,858
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/28		77,464	85,625
U.S. Treasury Bonds, TIPS, 3.625%, 4/15/28 (f)		57,546	76,262
U.S. Treasury Bonds, TIPS, 2.5%, 1/15/29		54,467	65,341
U.S. Treasury Bonds, TIPS, 3.875%, 4/15/29		52,262	72,051
U.S. Treasury Bonds, TIPS, 3.375%, 4/15/32		32,269	44,220
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/40		28,708	33,842
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/41 (f)		37,053	43,927
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/42		47,528	41,596
U.S. Treasury Bonds, TIPS, 0.625%, 2/15/43		89,271	75,197
U.S. Treasury Bonds, TIPS, 1.375%, 2/15/44		82,945	84,158
U.S. Treasury Notes, TIPS, 2.375%, 1/15/17		44,970	46,171
U.S. Treasury Notes, TIPS, 2.625%, 7/15/17		49,514	51,866
U.S. Treasury Notes, TIPS, 0.125%, 4/15/18 (f)		213,711	213,463
U.S. Treasury Notes, TIPS, 1.375%, 7/15/18		59,763	62,144
U.S. Treasury Notes, TIPS, 2.125%, 1/15/19		71,140	75,783
U.S. Treasury Notes, TIPS, 0.125%, 4/15/19		61,110	60,902
U.S. Treasury Notes, TIPS, 1.875%, 7/15/19		58,121	62,071
U.S. Treasury Notes, TIPS, 1.375%, 1/15/20 (f)		72,839	76,430
U.S. Treasury Notes, TIPS, 1.25%, 7/15/20		143,355	150,496
U.S. Treasury Notes, TIPS, 0.625%, 7/15/21		131,301	133,142
U.S. Treasury Notes, TIPS, 0.125%, 1/15/22 (f)		118,096	115,081
U.S. Treasury Notes, TIPS, 0.125%, 7/15/22 (f)		173,311	169,002
U.S. Treasury Notes, TIPS, 0.125%, 1/15/23 (f)		138,547	133,571

			$3,494,564
Utilities - Electric Power - 0.3%
CMS Energy Corp., 5.05%, 3/15/22		$15,000	$16,485
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	5,000	9,030
PPL Capital Funding, Inc., 5%, 3/15/44		$6,000	6,275
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		4,000	4,451
Progress Energy, Inc., 7.05%, 3/15/19		30,000	34,721

			$70,962
Total Bonds			$10,978,657

Common Stocks - 29.1%
Aerospace - 0.8%
Honeywell International, Inc.		610	$57,761
Northrop Grumman Corp.		372	61,733
Rockwell Collins, Inc.		310	25,370
United Technologies Corp.		468	41,647

			$186,511

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Apparel Manufacturers - 0.5%
Burberry Group PLC	1,515	$31,352
Global Brands Group Holding Ltd. (a)	88,000	18,307
LVMH Moet Hennessy Louis Vuitton S.A.	209	35,544
PVH Corp.	291	29,665

		$114,868
Automotive - 0.4%
Delphi Automotive PLC	568	$43,191
DENSO Corp.	700	29,676
Guangzhou Automobile Group Co. Ltd., “H”	22,000	17,912

		$90,779
Biotechnology - 0.4%
Alexion Pharmaceuticals, Inc. (a)	363	$56,770
Biogen, Inc. (a)	96	28,014

		$84,784
Broadcasting - 0.5%
Time Warner, Inc.	492	$33,825
Twenty-First Century Fox, Inc.	1,429	38,554
WPP PLC	1,712	35,558

		$107,937
Brokerage & Asset Managers - 0.5%
BlackRock, Inc.	189	$56,222
Franklin Resources, Inc.	878	32,714
NASDAQ, Inc.	748	39,891

		$128,827
Business Services - 1.2%
Accenture PLC, “A”	612	$60,135
Cognizant Technology Solutions Corp., “A” (a)	693	43,389
Equifax, Inc.	275	26,725
Fidelity National Information Services, Inc.	729	48,901
Fiserv, Inc. (a)	370	32,046
Gartner, Inc. (a)	433	36,342
Global Payments, Inc.	264	30,289

		$277,827
Cable TV - 0.4%
Charter Communications, Inc., “A” (a)(l)	357	$62,778
Time Warner Cable, Inc.	204	36,591

		$99,369
Chemicals - 0.5%
LyondellBasell Industries N.V., “A”	437	$36,428
Monsanto Co.	371	31,661
Orica Ltd. (l)	1,491	15,793
PPG Industries, Inc.	515	45,160

		$129,042
Computer Software - 0.6%
Adobe Systems, Inc. (a)	677	$55,663
Qlik Technologies, Inc. (a)	731	26,645
Salesforce.com, Inc. (a)	764	53,045

		$135,353

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 0.6%
Apple, Inc.	456	$50,297
EMC Corp.	1,947	47,040
Hewlett-Packard Co.	1,025	26,250
Sabre Corp.	1,069	29,055

		$152,642
Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	1,736	$22,608

Construction - 0.1%
Sherwin-Williams Co.	136	$30,298

Consumer Products - 0.6%
Kimberly-Clark Corp.	346	$37,728
L’Oreal S.A.	277	47,991
Newell Rubbermaid, Inc.	1,342	53,291

		$139,010
Consumer Services - 0.2%
Priceline Group, Inc. (a)	41	$50,711

Containers - 0.1%
Crown Holdings, Inc. (a)	640	$29,280

Electrical Equipment - 0.9%
Danaher Corp. (s)	1,417	$120,743
Schneider Electric S.A.	598	33,417
Siemens AG	417	37,248
W.W. Grainger, Inc.	167	35,907

		$227,315
Electronics - 0.6%
Avago Technologies Ltd.	369	$46,129
Media Tek, Inc.	2,000	14,925
NXP Semiconductors N.V. (a)	277	24,118
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	43,896
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	239	4,959

		$134,027
Energy - Independent - 0.8%
Anadarko Petroleum Corp.	578	$34,905
EOG Resources, Inc.	809	58,895
INPEX Corp.	2,300	20,549
Memorial Resource Development Corp. (a)	1,874	32,945
Oil Search Ltd.	6,024	30,544
Pioneer Natural Resources Co.	204	24,815

		$202,653
Energy - Integrated - 0.7%
BG Group PLC	5,603	$80,606
Exxon Mobil Corp. (s)	1,177	87,510

		$168,116
Food & Beverages - 1.4%
Coca-Cola Co. (s)	1,651	$66,238
Danone S.A.	856	53,965

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
M. Dias Branco S.A. Industria e Comercio de Alimentos	584	$8,559
Mead Johnson Nutrition Co., “A”	462	32,525
Mondelez International, Inc.	1,536	64,312
Nestle S.A.	1,163	87,410
Want Want China Holdings Ltd.	25,000	20,640

		$333,649
Food & Drug Stores - 0.3%
CVS Health Corp. (s)	791	$76,316

General Merchandise - 0.7%
Costco Wholesale Corp.	313	$45,250
Dollar Tree, Inc. (a)	721	48,062
Target Corp. (s)	887	69,771

		$163,083
Health Maintenance Organizations - 0.2%
UnitedHealth Group, Inc.	477	$55,337

Insurance - 0.9%
AIA Group Ltd.	11,000	$57,272
American International Group, Inc.	1,021	58,013
Hiscox Ltd.	3,229	46,014
MetLife, Inc.	909	42,859

		$204,158
Internet - 1.1%
Alibaba Group Holding Ltd., ADR (a)	363	$21,406
Facebook, Inc., “A“ (a)(s)	809	72,729
Google, Inc., “A” (a)(s)	153	97,671
Google, Inc., “C” (a)	63	38,330
LinkedIn Corp., “A” (a)	187	35,554

		$265,690
Machinery & Tools - 0.6%
Atlas Copco AB, “A”	1,262	$30,321
Kubota Corp.	2,000	27,542
Roper Technologies, Inc.	289	45,286
Schindler Holding AG	222	31,890

		$135,039
Major Banks - 1.7%
BNP Paribas	863	$50,588
BOC Hong Kong Holdings Ltd.	11,000	32,539
Goldman Sachs Group, Inc.	187	32,493
HSBC Holdings PLC	9,009	67,965
JPMorgan Chase & Co. (s)	1,336	81,456
Sumitomo Mitsui Financial Group, Inc.	1,400	53,294
Wells Fargo & Co. (s)	1,727	88,681

		$407,016
Medical & Health Technology & Services - 0.2%
McKesson Corp.	290	$53,659

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 0.8%
Cooper Cos., Inc.	176	$26,199
Stryker Corp. (s)	781	73,492
Terumo Corp.	1,300	36,860
Thermo Fisher Scientific, Inc.	169	20,665
VWR Corp. (a)	896	23,018

		$180,234
Metals & Mining - 0.2%
Iluka Resources Ltd.	2,141	$9,366
Rio Tinto Ltd.	1,405	46,972

		$56,338
Natural Gas - Distribution - 0.4%
Centrica PLC	6,047	$20,966
China Resources Gas Group Ltd.	12,000	31,170
Engie	1,397	22,541
Tokyo Gas Co. Ltd.	5,000	24,305

		$98,982
Natural Gas - Pipeline - 0.2%
Enbridge, Inc.	821	$30,484
Williams Cos., Inc.	694	25,574

		$56,058
Network & Telecom - 0.2%
Cisco Systems, Inc.	2,202	$57,803

Oil Services - 0.2%
Schlumberger Ltd.	613	$42,279

Other Banks & Diversified Financials - 3.2%
Aeon Credit Service Co. Ltd.	1,500	$29,701
American Express Co. (s)	960	71,165
Credicorp Ltd.	272	28,930
DBS Group Holdings Ltd.	3,300	37,703
Discover Financial Services	722	37,537
Element Financial Corp. (a)	3,049	41,628
Fifth Third Bancorp	2,019	38,179
HDFC Bank Ltd., ADR	980	59,868
ING Groep N.V.	2,985	42,193
Intesa Sanpaolo S.p.A.	14,491	51,103
Julius Baer Group Ltd.	772	35,028
Kasikornbank Co. Ltd.	5,300	24,897
KBC Groep N.V.	648	40,816
Lloyds TSB Group PLC	39,409	44,807
Sberbank of Russia, ADR	4,761	23,498
UBS AG	3,921	72,458
Visa, Inc., “A” (s)	1,389	96,758

		$776,269
Pharmaceuticals - 2.1%
Allergan PLC (a)(s)	321	$87,251
Bayer AG	359	45,911
Eli Lilly & Co. (s)	1,027	85,950
Novartis AG	1,103	101,178
Roche Holding AG	336	88,603

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Santen Pharmaceutical Co. Ltd.	3,000	$40,432
Valeant Pharmaceuticals International, Inc. (a)	310	55,298

		$504,623
Printing & Publishing - 0.2%
Reed Elsevier N.V.	2,598	$42,297

Railroad & Shipping - 0.3%
Union Pacific Corp.	691	$61,091

Restaurants - 0.6%
Aramark	1,669	$49,469
Whitbread PLC	488	34,460
YUM! Brands, Inc.	664	53,087

		$137,016
Specialty Chemicals - 0.7%
Akzo Nobel N.V.	638	$41,341
LG Chemical Ltd.	233	56,616
Linde AG	211	34,175
W.R. Grace & Co. (a)	365	33,963

		$166,095
Specialty Stores - 0.4%
ABC-MART, Inc.	700	$39,114
Gap, Inc.	964	27,474
Urban Outfitters, Inc. (a)	1,157	33,993

		$100,581
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	490	$43,110
KDDI Corp.	3,200	71,662
Mobile TeleSystems PJSC	2,791	9,087
Philippine Long Distance Telephone Co.	280	13,119
Vodafone Group PLC	8,004	25,239

		$162,217
Telephone Services - 0.4%
BT Group PLC	4,106	$26,063
Hellenic Telecommunications Organization S.A.	2,534	22,086
TDC A.S.	4,012	20,651
Verizon Communications, Inc.	504	21,929

		$90,729
Tobacco - 0.3%
Japan Tobacco, Inc.	1,200	$37,329
Reynolds American, Inc.	982	43,473

		$80,802
Trucking - 0.1%
Yamato Holdings Co. Ltd.	1,800	$34,514

Utilities - Electric Power - 0.5%
CMS Energy Corp. (s)	2,450	$86,534
NextEra Energy, Inc.	395	38,534

		$125,068
Total Common Stocks		$6,978,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 19.4%
MFS Commodity Strategy Fund - Class R5 (v)	570,844	$3,390,814
MFS Global Real Estate Fund - Class R5	82,832	1,245,795
Total Underlying Affiliated Funds		$4,636,609

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	1,057,711	$1,057,711
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
Hang Seng China Enterprises Index - December 2015 @ HKD 11,800	8	$1,600
S&P 500 Index - December 2015 @ $2,300	14	140
Total Call Options Purchased		$1,740
Issuer	Shares/Par
Collateral for Securities Loaned - 0.2%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	44,395	$44,395
Total Investments		$23,698,012

Other Assets, Less Liabilities - 1.1%		251,796
Net Assets - 100.0%		$23,949,808

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $401,928, representing 1.7% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At September 30, 2015, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah

Portfolio of Investments (unaudited) – continued

ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 9/30/15

Forward Foreign Currency Exchange Contracts at 9/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	45,935	12/18/15	$32,000	$32,112	$112
SELL	AUD	Goldman Sachs International	2,000	10/09/15	1,480	1,402	78
SELL	AUD	JPMorgan Chase Bank N.A.	760,647	12/18/15	541,322	531,727	9,595
SELL	AUD	Westpac Banking Corp.	210,867	10/09/15	155,851	147,947	7,904
BUY	BRL	Deutsche Bank AG	257,000	10/02/15	64,688	64,826	138
SELL	BRL	Deutsche Bank AG	257,000	10/02/15	75,444	64,824	10,620
BUY	CAD	JPMorgan Chase Bank N.A.	489,738	12/18/15	365,000	366,864	1,864
SELL	CAD	Barclays Bank PLC	31,000	10/09/15	23,384	23,229	155
SELL	CAD	Goldman Sachs International	40,741	10/09/15	31,031	30,527	504
SELL	CAD	JPMorgan Chase Bank N.A.	565,318	12/18/15	427,449	423,482	3,967
SELL	CAD	Merrill Lynch International	76,476	10/09/15	60,352	57,304	3,048
SELL	CHF	JPMorgan Chase Bank N.A.	1,845,256	12/18/15	1,904,485	1,898,691	5,794
SELL	CLP	JPMorgan Chase Bank N.A.	9,422,250	12/18/15	13,652	13,441	211
BUY	CZK	Citibank N.A.	248,000	10/09/15	10,107	10,193	86
SELL	DKK	Goldman Sachs International	496,916	12/18/15	74,727	74,558	169
BUY	EUR	Deutsche Bank AG	12,000	10/09/15	13,216	13,410	194
BUY	EUR	Goldman Sachs International	294,585	10/09/15	322,083	329,202	7,119
BUY	EUR	Merrill Lynch International	18,000	10/09/15	19,632	20,115	483
BUY	EUR	Morgan Stanley Capital Services, Inc.	30,000	10/09/15	33,508	33,525	17
BUY	EUR	UBS AG	106,277	10/09/15	116,299	118,766	2,467
SELL	EUR	Barclays Bank PLC	11,000	10/09/15	12,334	12,293	41
SELL	EUR	Citibank N.A.	15,000	10/09/15	17,010	16,763	247
SELL	EUR	Credit Suisse Group	70,000	10/09/15	78,668	78,226	442
SELL	EUR	Deutsche Bank AG	99,000	10/09/15	112,269	110,633	1,636
SELL	EUR	Goldman Sachs International	3,241,811	10/09/15-12/18/15	3,632,692	3,627,124	5,568
SELL	GBP	Barclays Bank PLC	26,000	10/09/15	40,100	39,330	770
SELL	GBP	Goldman Sachs International	173,548	10/09/15	269,594	262,524	7,070
SELL	GBP	JPMorgan Chase Bank N.A.	1,805,593	12/18/15	2,771,514	2,730,561	40,953
SELL	GBP	Morgan Stanley Capital Services, Inc.	16,000	10/09/15	24,727	24,203	524
SELL	HKD	JPMorgan Chase Bank N.A.	3,302,057	12/18/15	426,069	426,053	16
BUY	IDR	Citibank N.A.	517,300,000	10/07/15	35,000	35,242	242
SELL	IDR	Barclays Bank PLC	1,469,739,846	10/07/15	106,812	100,128	6,684
SELL	ILS	Goldman Sachs International	119,919	11/24/15	30,794	30,588	206
SELL	INR	Barclays Bank PLC	1,427,000	10/07/15	21,760	21,732	28
BUY	JPY	Credit Suisse Group	26,586,138	10/09/15	217,322	221,632	4,310
BUY	JPY	Deutsche Bank AG	39,122,028	10/09/15	321,345	326,136	4,791

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	JPY	Goldman Sachs International	5,800,000	10/09/15	$46,820	$48,351	$1,531
BUY	JPY	Morgan Stanley Capital Services, Inc.	743,000	10/09/15	5,996	6,194	198
SELL	KRW	JPMorgan Chase Bank N.A.	270,455,920	12/18/15	228,374	227,626	748
SELL	MXN	Deutsche Bank AG	1,483,222	10/09/15	88,216	87,689	527
SELL	MXN	JPMorgan Chase Bank N.A.	1,208,722	12/18/15	71,955	71,067	888
SELL	MYR	JPMorgan Chase Bank N.A.	205,427	12/18/15	47,978	46,507	1,471
SELL	NOK	Goldman Sachs International	1,723,731	10/09/15-12/18/15	207,229	202,377	4,852
BUY	NZD	Goldman Sachs International	80,682	12/18/15	51,000	51,299	299
SELL	NZD	JPMorgan Chase Bank N.A.	46,000	10/09/15	30,293	29,393	900
SELL	NZD	Westpac Banking Corp.	353,003	10/09/15	233,137	225,562	7,575
BUY	PLN	Goldman Sachs International	81,039	10/09/15	21,112	21,320	208
SELL	PLN	Goldman Sachs International	140,137	12/18/15	37,380	36,795	585
BUY	SEK	Goldman Sachs International	8,272,780	10/09/15-12/18/15	985,428	990,196	4,768
SELL	SEK	Goldman Sachs International	5,516,941	12/18/15	662,139	660,348	1,791
BUY	SGD	JPMorgan Chase Bank N.A.	21,477	12/18/15	15,000	15,054	54
SELL	SGD	JPMorgan Chase Bank N.A.	124,647	12/18/15	88,023	87,368	655
SELL	THB	JPMorgan Chase Bank N.A.	3,718,886	11/12/15-12/18/15	102,319	101,655	664
BUY	TWD	Goldman Sachs International	499,350	12/18/15	15,000	15,172	172
SELL	ZAR	JPMorgan Chase Bank N.A.	1,134,445	12/18/15	82,912	80,764	2,148

							$158,087

Liability Derivatives
BUY	AUD	Goldman Sachs International	80,000	10/09/15	$59,108	$56,130	$(2,978)
BUY	BRL	JPMorgan Chase Bank N.A.	255,751	10/02/15	70,620	64,510	(6,110)
SELL	BRL	JPMorgan Chase Bank N.A.	455,646	10/02/15-12/18/15	113,316	113,610	(294)
BUY	CAD	Barclays Bank PLC	3,000	10/09/15	2,263	2,248	(15)
BUY	CAD	Goldman Sachs International	3,449	10/09/15	2,667	2,584	(83)
BUY	CAD	Merrill Lynch International	11,000	10/09/15	8,438	8,242	(196)
BUY	CHF	JPMorgan Chase Bank N.A.	80,318	12/18/15	83,000	82,644	(356)
BUY	CHF	UBS AG	66,000	10/09/15	69,713	67,735	(1,978)
SELL	DKK	Goldman Sachs International	12,219	10/09/15	1,815	1,830	(15)
BUY	EUR	Citibank N.A.	75,310	10/09/15	85,375	84,160	(1,215)
BUY	EUR	Deutsche Bank AG	31,000	10/09/15	34,676	34,643	(33)
BUY	EUR	Goldman Sachs International	274,471	10/09/15-12/18/15	308,735	306,955	(1,780)
SELL	EUR	Goldman Sachs International	201,980	10/09/15	222,114	225,715	(3,601)
SELL	EUR	JPMorgan Chase Bank N.A.	157,000	10/09/15	171,330	175,449	(4,119)
SELL	EUR	Royal Bank of Scotland Group PLC	59,000	10/09/15	64,854	65,933	(1,079)
BUY	GBP	Barclays Bank PLC	37,077	10/09/15	57,640	56,086	(1,554)
BUY	GBP	Citibank N.A.	5,000	10/09/15	7,691	7,563	(128)
BUY	GBP	Goldman Sachs International	49,995	10/09/15	77,674	75,628	(2,046)
BUY	GBP	JPMorgan Chase Bank N.A.	111,000	10/09/15	173,096	167,909	(5,187)
BUY	GBP	Merrill Lynch International	121,892	10/09/15	189,702	184,384	(5,318)
BUY	HKD	Goldman Sachs International	767,720	12/18/15	99,065	99,056	(9)
BUY	HKD	JPMorgan Chase Bank N.A.	147,256	12/18/15	19,000	19,000	0
BUY	ILS	Barclays Bank PLC	45,000	10/09/15	11,892	11,471	(421)
BUY	INR	Barclays Bank PLC	3,035,000	10/07/15	47,127	46,220	(907)
BUY	INR	JPMorgan Chase Bank N.A.	3,131,000	10/07/15	48,618	47,682	(936)
SELL	INR	JPMorgan Chase Bank N.A.	8,852,200	10/07/15-11/06/15	134,035	134,409	(374)
BUY	JPY	JPMorgan Chase Bank N.A.	30,239,268	12/18/15	253,000	252,404	(596)
SELL	JPY	Deutsche Bank AG	8,013,000	10/09/15	66,496	66,799	(303)
SELL	JPY	Goldman Sachs International	6,045,372	10/09/15	48,868	50,397	(1,529)
SELL	JPY	HSBC Bank	3,756,000	10/09/15	31,153	31,311	(158)
SELL	JPY	JPMorgan Chase Bank N.A.	48,194,341	10/09/15-12/18/15	400,737	402,193	(1,456)
BUY	KRW	JPMorgan Chase Bank N.A.	142,761,710	10/13/15	120,494	120,396	(98)
SELL	KRW	JPMorgan Chase Bank N.A.	11,393,000	10/13/15	9,604	9,608	(4)
BUY	MXN	Goldman Sachs International	498,272	10/09/15	31,273	29,458	(1,815)
BUY	MYR	JPMorgan Chase Bank N.A.	95,709	10/26/15	24,937	21,737	(3,200)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	NOK	Goldman Sachs International	16,168,383	12/18/15	$1,964,901	$1,896,925	$(67,976)
BUY	NZD	Goldman Sachs International	39,243	10/09/15	25,916	25,076	(840)
BUY	NZD	JPMorgan Chase Bank N.A.	120,000	10/09/15	79,788	76,678	(3,110)
SELL	NZD	Goldman Sachs International	1,130,473	12/18/15	708,298	718,783	(10,485)
SELL	RUB	JPMorgan Chase Bank N.A.	1,557,772	12/18/15	22,830	23,275	(445)
BUY	SGD	Goldman Sachs International	24,000	10/09/15	17,720	16,862	(858)
BUY	TRY	Goldman Sachs International	43,000	10/09/15	15,545	14,177	(1,368)
BUY	TWD	JPMorgan Chase Bank N.A.	434,098	12/18/15	13,291	13,189	(102)
SELL	TWD	Goldman Sachs International	3,794,760	12/18/15	115,160	115,298	(138)
BUY	ZAR	Citibank N.A.	296,000	10/09/15	23,255	21,333	(1,922)

							$(137,135)

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	5	$441,046	December - 2015	$4,977
Bovespa Index (Long)	BRL	37	422,161	October - 2015	8,269
S&P/TSE 60 Index (Short)	CAD	11	1,279,928	December - 2015	12,411
FTSE 100 Index (Short)	GBP	2	182,330	December - 2015	2,889
KOSPI 200 Index (Long)	KRW	2	198,249	December - 2015	3,386
Mexico Bolsa Index (Short)	MXN	15	377,409	December - 2015	1,726
OMX 30 Index (Short)	SEK	3	50,632	October - 2015	1,230
MSCI Singapore Index (Short)	SGD	9	395,909	October - 2015	5,249
TurkDEX-BIST 30 Index (Long)	TRY	5	15,238	October - 2015	356
Russell 2000 Mini Index (Short)	USD	6	657,540	December - 2015	34,872
E-Mini S&P 500 Index (Short)	USD	18	1,717,830	December - 2015	33,343
FTSE/JSE Top 40 Index (Long)	ZAR	4	131,033	December - 2015	2,502

					$111,210

Interest Rate Futures
Canadian Treasury Note 10 yr (Long)	CAD	14	$1,481,554	December - 2015	$2,007
German Euro Bund (Long)	EUR	5	872,009	December - 2015	3,495
U.S. Treasury Note 10 yr (Long)	USD	9	1,158,609	December - 2015	14,873

					$20,375

					$131,585

Liability Derivatives
Equity Futures
AEX Index (Long)	EUR	2	$188,088	October - 2015	$(4,271)
CAC 40 Index (Long)	EUR	28	1,391,316	October - 2015	(5,262)
DAX Index (Long)	EUR	3	808,681	December - 2015	(42,621)
FTSE/MIB Index (Long)	EUR	10	1,185,402	December - 2015	(26,324)
IBEX 35 Index (Long)	EUR	1	106,494	October - 2015	(2,495)
Hang Seng China Enterprises Index (Long)	HKD	15	914,412	October - 2015	(23,601)
Hang Seng Index (Long)	HKD	1	135,138	October - 2015	(2,597)
TOPIX Index (Short)	JPY	2	235,319	December - 2015	(2,019)
MSCI Taiwan Index (Long)	USD	32	960,070	October - 2015	(9,642)
SGX CNX Nifty Index (Short)	USD	11	175,472	October - 2015	(1,176)

					$(120,008)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 9/30/15 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Interest Rate Futures
Australian Treasury Note 10 yr (Short)	AUD	10	$909,771	December - 2015	$(6,100)
United Kingdom Treasury 10 yr (Short)	GBP	2	360,645	December - 2015	(553)
Japanese Government Note 10 yr (Short)	JPY	3	3,702,518	December - 2015	(7,285)
U.S. Treasury Note 2 yr (Short)	USD	2	438,063	December - 2015	(538)

					$(14,476)

					$(134,484)

At September 30, 2015, the fund had cash collateral of $86,891 and liquid securities with an aggregate value of $1,684,587 to cover any commitments for securities sold short and/or certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,250,022	$140	$—	$4,250,162
United Kingdom	460,002	—	—	460,002
Japan	—	444,979	—	444,979
Switzerland	416,566	—	—	416,566
France	244,047	—	—	244,047
Netherlands	149,950	—	—	149,950
Hong Kong	—	130,726	—	130,726
Canada	127,410	—	—	127,410
Germany	117,335	—	—	117,335
Other Countries	369,723	269,740	—	639,463
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	3,565,742	—	3,565,742
Non-U.S. Sovereign Debt	—	3,562,107	—	3,562,107
U.S. Corporate Bonds	—	2,422,240	—	2,422,240
Residential Mortgage-Backed Securities	—	365,178	—	365,178
Commercial Mortgage-Backed Securities	—	495,659	—	495,659
Foreign Bonds	—	567,731	—	567,731
Mutual Funds	5,738,715	—	—	5,738,715
Total Investments	$11,873,770	$11,824,242	$—	$23,698,012

Other Financial Instruments
Futures Contracts	$10,712	$(13,611)	$—	$(2,899)
Forward Foreign Currency Exchange Contracts	—	20,952	—	20,952

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, equity investments amounting to $769,842 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $22,086 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At September 30, 2015, the value of securities loaned was $57,007. These loans were collateralized by cash of $44,395 and U.S. Treasury Obligations of $11,717.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$26,118,633
Gross unrealized appreciation	203,444
Gross unrealized depreciation	(2,624,065)
Net unrealized appreciation (depreciation)	$(2,420,621)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	611,062	7,538	(47,756)	570,844
MFS Global Real Estate Fund	87,011	2,295	(6,474)	82,832
MFS Institutional Money Market Portfolio	1,559,679	3,098,214	(3,600,182)	1,057,711

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(248,839)	$—	$—	$3,390,814
MFS Global Real Estate Fund	1,123	13,632	6,662	1,245,795
MFS Institutional Money Market Portfolio	—	—	353	1,057,711

	$(247,716)	$13,632	$7,015	$5,694,320

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United States	61.4%
France	8.7%
Germany	8.6%
Italy	7.9%
China	4.4%
Taiwan	4.3%
Canada	3.6%
Australia	(4.2)%
Japan	(10.0)%
Other Countries	15.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 13, 2015

*	Print name and title of each signing officer under his or her signature.